Income Taxes - Reconciliation of liabilities associated with uncertain tax positions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance as of January 1,	¥ 18,598	¥ 20,333	¥ 28,330
Reversal of uncertain tax positions over 10 years	(4,635)	(4,236)	(7,997)
Increase related to current year tax positions	1,534	2,501	0
Balance as of December 31,	¥ 15,497	¥ 18,598	¥ 20,333